SCHEDULE OF INVESTMENTS
Global Bond (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama
Financials – 0.7%
Banco Latinoamericano de Comercio Exterior S.A.	8	$152

Total Panama - 0.7%		$152

TOTAL COMMON STOCKS – 0.7%		$152

(Cost: $194)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 2.0%
Pampa Energia S.A. 7.500%, 1-24-27(A)(B)	$150	133
Pan American Energy LLC 7.875%, 5-7-21	100	102
YPF Sociedad Anonima 8.500%, 3-23-21(A)	200	202

		437

Total Argentina - 2.0%		$437

Australia
Utilities – 0.9%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	200	204

Total Australia - 0.9%		$204

Austria
Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2-5-23(A)	200	203

Materials – 0.9%
Klabin Austria GmbH 5.750%, 4-3-29(A)	200	199

Total Austria - 1.8%		$402

Bermuda
Consumer Staples – 0.4%
Bacardi Ltd. 4.450%, 5-15-25(A)	100	101

Total Bermuda - 0.4%		$101

Brazil
Consumer Staples – 0.9%
Cosan Ltd. 5.950%, 9-20-24(A)	200	204

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12-12-16(A)(C)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 7.000%, 7-8-13(C)	96	—	*

Materials – 1.5%
Fibria Overseas Finance Ltd. 4.000%, 1-14-25	150	147
Vale Overseas Ltd. 6.250%, 8-10-26	150	163

		310

Utilities – 0.9%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	200	197

Total Brazil - 3.3%		$711

Canada
Energy – 0.5%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	100	104

Financials – 0.2%
Royal Bank of Canada 4.650%, 1-27-26	50	53

Total Canada - 0.7%		$157

Cayman Islands
Industrials – 0.4%
Guanay Finance Ltd. 6.000%, 12-15-20(A)	96	97

Materials – 1.8%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4-15-21(A)	200	207
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.) 4.375%, 5-15-23(A)	200	204

		411

Total Cayman Islands - 2.2%		$508

Chile
Financials – 0.7%
Banco Santander Chile 2.500%, 12-15-20(A)	150	148

Industrials – 0.9%
LATAM Airlines Group S.A. 7.250%, 6-9-20(A)	200	206

Materials – 0.9%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	200	206

Utilities – 0.4%
Enel Chile S.A. 4.875%, 6-12-28	80	84

Total Chile - 2.9%		$644

China
Communication Services – 0.9%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	200	199

Energy – 0.9%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)	200	208

Total China - 1.8%		$407

Columbia
Financials – 0.9%
Banco de Bogota S.A. 5.375%, 2-19-23(A)(B)	200	207

Utilities – 0.8%
Emgesa S.A. E.S.P. 8.750%, 1-25-21(D)	COP302,000	99
Empresas Publicas de Medellin E.S.P. 8.375%, 2-1-21(D)	274,000	87

		186

Total Columbia - 1.7%		$393

Denmark
Financials – 0.9%
Danske Bank A.S. 2.700%, 3-2-22(A)	$200	195

Total Denmark - 0.9%		$195

France
Financials – 0.9%
BNP Paribas S.A. 7.625%, 12-29-49(A)	200	210

Total France - 0.9%		$210

Hong Kong
Financials – 0.9%
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	200	205

Total Hong Kong - 0.9%		$205

India
Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7-29-20(A)	200	200

Materials – 0.9%
Vedanta Resources plc 6.375%, 7-30-22(A)	200	194

Total India - 1.8%		$394

Indonesia
Utilities – 1.0%
Perusahaan Listrik Negara 5.450%, 5-21-28(A)	200	214

Total Indonesia - 1.0%		$214

Ireland
Financials – 1.6%
MTS International Funding Ltd. 5.000%, 5-30-23(A)	350	354

Total Ireland - 1.6%		$354

Japan
Financials – 1.4%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	100	100
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	113
3.936%, 10-16-23	100	104

		317

Total Japan - 1.4%		$317

Luxembourg
Consumer Staples – 0.8%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	200	184

Industrials – 1.0%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	200	213

Information Technology – 0.8%
Atento Luxco 1 S.A. 6.125%, 8-10-22(A)	175	174

Total Luxembourg - 2.6%		$571

Mexico
Communication Services – 0.9%
America Movil S.A.B. de C.V. 3.125%, 7-16-22	200	202

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6-30-20(A)	200	204

Financials – 1.4%
Banco Santander S.A. 4.125%, 11-9-22(A)	300	303

Industrials – 0.9%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	200	209

Materials – 1.0%
CEMEX S.A.B. de C.V. 7.750%, 4-16-26(A)	200	218

Total Mexico - 5.1%		$1,136

Netherlands
Communication Services – 1.9%
Myriad International Holdings B.V. 5.500%, 7-21-25	200	214
VTR Finance B.V. 6.875%, 1-15-24(A)	200	205

		419

Financials – 2.2%
Cooperatieve Rabobank U.A. 3.875%, 2-8-22	75	77
Enel Finance International N.V. 4.625%, 9-14-25(A)	200	207

Syngenta Finance N.V. 5.182%, 4-24-28(A)	200	203

		487

Total Netherlands - 4.1%		$906

Norway
Energy – 0.7%
Aker BP ASA 6.000%, 7-1-22(A)	150	154

Total Norway - 0.7%		$154

Peru
Financials – 0.7%
Banco de Credito del Peru 4.250%, 4-1-23(A)	150	154

Utilities – 0.8%
Fenix Power Peru S.A. 4.317%, 9-20-27	194	186

Total Peru - 1.5%		$340

Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(A)	55	56

Total Qatar - 0.2%		$56

Singapore
Consumer Staples – 0.5%
Olam International Ltd. 7.500%, 8-12-20	100	104

Total Singapore - 0.5%		$104

South Korea
Financials – 2.9%
Hyundai Capital Services, Inc. 2.983%, 8-29-22(A)	210	207
Korea Development Bank 3.250%, 2-19-24	200	203
Woori Bank 2.625%, 7-20-21(A)	250	248

		658

Total South Korea - 2.9%		$658

Switzerland
Financials – 1.1%
Credit Suisse Group AG 4.282%, 1-9-28(A)	250	253

Total Switzerland - 1.1%		$253

United Arab Emirates
Energy – 0.9%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	200	205

Financials – 1.5%
ICICI Bank Ltd. 3.500%, 3-18-20(A)	325	326

Total United Arab Emirates - 2.4%		$531

United Kingdom
Consumer Staples – 0.9%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	200	203

Financials – 4.6%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	200	199
HSBC Holdings plc:
4.583%, 6-19-29	300	316
5.625%, 12-29-49(B)	200	200
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	100	107
State Bank of India 4.875%, 4-17-24(A)	200	210

		1,032

Total United Kingdom - 5.5%		$1,235

United States
Communication Services – 1.1%
T-Mobile USA, Inc. 6.000%, 3-1-23	230	236

Consumer Discretionary – 0.9%
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	200	206

Consumer Staples – 1.8%
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	250	251
Maple Escrow Subsidiary, Inc. 4.597%, 5-25-28(A)	125	130

		381

Energy – 0.3%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7-15-25(A)	58	52

Financials – 6.2%
Bank of America Corp. 3.593%, 7-21-28	125	124
BBVA Bancomer S.A. 6.500%, 3-10-21(A)	150	157
Citigroup, Inc. 3.520%, 10-27-28	125	123
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	250	251
Ford Motor Credit Co. LLC 3.096%, 5-4-23	200	188
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	100	99
JPMorgan Chase & Co. 3.540%, 5-1-28	118	118
TerraForm Global Operating LLC (GTD by Terra Form Global LLC) 6.125%, 3-1-26(A)	50	49

Wells Fargo & Co. 4.300%, 7-22-27	125	130
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 6.381%, 3-29-49(E)	125	126

		1,365

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	100	101
4.500%, 1-15-23(A)	75	77

		178

Industrials – 1.6%
Azul Investments LLP 5.875%, 10-26-24(A)(B)	200	189
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	75	77
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7-15-22	82	83

		349

Materials – 0.4%
Glencore Funding LLC 4.125%, 3-12-24(A)	100	101

Real Estate – 0.5%
Aircastle Ltd. 4.400%, 9-25-23	100	102

Utilities – 1.1%
Sempra Energy 2.850%, 11-15-20(B)	250	250

Total United States - 14.7%		$3,220

Venezuela
Financials – 0.7%
Corporacion Andina de Fomento 3.250%, 2-11-22	150	151

Total Venezuela - 0.7%		$151

TOTAL CORPORATE DEBT SECURITIES – 68.2%		$15,168

(Cost: $15,213)

OTHER GOVERNMENT SECURITIES(F)
Argentina – 1.8%
Republic of Argentina:
6.875%, 4-22-21	350	320
5.625%, 1-26-22	100	86

		406

Brazil – 1.4%
Federative Republic of Brazil 4.875%, 1-22-21	300	309

Columbia – 2.1%
Republic of Colombia:
4.375%, 7-12-21	250	257
4.500%, 3-15-29	200	211

		468

Indonesia – 3.9%
Perusahaan Listrik Negara 5.375%, 1-25-29(A)	200	212

Republic of Indonesia:
3.750%, 4-25-22(A)	250	253
2.950%, 1-11-23	400	396

		861

Mexico – 2.2%
United Mexican States 3.625%, 3-15-22	470	478

Panama – 0.9%
Republic of Panama 4.000%, 9-22-24	200	209

Qatar – 1.8%
Qatar Government Bond:
2.375%, 6-2-21(A)	200	197
3.875%, 4-23-23	200	206

		403

Saudi Arabia – 1.1%
Saudi Arabia Government Bond 2.375%, 10-26-21(A)	250	246

Turkey – 1.8%
Turkey Government Bond:
5.125%, 3-25-22	200	193
6.250%, 9-26-22	200	197

		390

Uruguay – 0.2%
Republica Orient Uruguay 4.500%, 8-14-24	50	53

TOTAL OTHER GOVERNMENT SECURITIES – 17.2%		$3,823

(Cost: $3,846)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 10.9%
U.S. Treasury Bonds 2.250%, 11-15-25	450	448
U.S. Treasury Notes:
1.250%, 10-31-21	200	195
1.750%, 11-30-21	50	49
1.875%, 10-31-22	100	99
1.375%, 6-30-23	175	169
1.625%, 10-31-23	300	292
2.125%, 9-30-24	450	447
1.500%, 8-15-26	110	104
2.375%, 5-15-27	625	626

		2,429

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.9%		$2,429

(Cost: $2,446)

SHORT-TERM SECURITIES
Master Note – 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.710%, 4-5-19(G)	$620	620

Money Market Funds – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (H)(I)	405	405

TOTAL SHORT-TERM SECURITIES – 4.6%		$1,025

(Cost: $1,025)
TOTAL INVESTMENT SECURITIES – 101.6%		$22,597

(Cost: $22,724)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(361)

NET ASSETS – 100.0%		$22,236

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $10,873 or 48.9% of net assets.

(B)	All or a portion of securities with an aggregate value of $395 are on loan.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Rate shown is the annualized 7-day yield at March 31, 2019.
(I)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$152	$—	$—
Corporate Debt Securities	—	15,168	—
Other Government Securities	—	3,823	—
United States Government Obligations	—	2,429	—
Short-Term Securities	405	620	—

Total	$557	$22,040	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$22,724

Gross unrealized appreciation	324
Gross unrealized depreciation	(451)

Net unrealized depreciation	$(127)